CONTINGENT LIABILITIES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of commitments and contingent liabilities [text block] [Abstract]
Disclosure of contingent liabilities [text block]
	The Group		The Bank
	2018 £m	2017 £m	2018 £m	2017 £m
Contingent liabilities
Acceptances and endorsements	32	71	31	70
Other:
Other items serving as direct credit substitutes	485	740	449	722
Performance bonds and other transaction-related contingencies	2,270	2,300	2,012	2,167
	2,755	3,040	2,461	2,889
Total contingent liabilities	2,787	3,111	2,492	2,959
	The Bank
	2018 £m	2017 £m
Incurred on behalf of fellow Lloyds Banking Group undertakings	–	5

Disclosure of commitments [text block]
	The Group		The Bank
	2018 £m	2017 £m	2018 £m	2017 £m
Commitments and guarantees
Documentary credits and other short-term trade-related transactions	1	–	–	–
Forward asset purchases and forward deposits placed	731	384	684	353
Undrawn formal standby facilities, credit lines and other commitments to lend:
Less than 1 year original maturity:
Mortgage offers made	11,573	11,156	1,514	1,291
Other commitments and guarantees	77,995	84,925	31,255	37,457
	89,568	96,081	32,769	38,748
1 year or over original maturity	28,214	39,074	24,444	35,890
Total commitments and guarantees	118,514	135,539	57,897	74,991
	The Bank
	2018 £m	2017 £m
Incurred on behalf of fellow Lloyds Banking Group undertakings	5,452	1,532

Disclosure of maturity analysis of operating lease payments [text block]	Where a Group company is the lessee, the future minimum lease payments under non-cancellable premises operating leases are as follows:

	The Group		The Bank
	2018 £m	2017 £m	2018 £m	2017 £m
Not later than 1 year	276	275	147	153
Later than 1 year and not later than 5 years	807	845	457	478
Later than 5 years	977	934	537	462
Total operating lease commitments	2,060	2,054	1,141	1,093